ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 34	$ 36
Addition	58
Foreign currency adjustment		(2)
Balance at end of the year	$ 92	$ 34